Revenues (Details) - Schedule of revenue by product - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue	$ 2,393	$ 73	$ 531
Miniature camera and related equipment [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue	24	69	491
Products [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue	1,910	4
Revenues from commissions [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue	$ 459		$ 40